U.S. Securities and Exchange Commission,
Washington, D.C. 20549

FORM 24F-2: Annual Notice of Securities Sold,
 Pursuant to Rule 24F-2

Read instructions at the end of the Form before preparing the Form. Please print or type.

1. Name and address of issuer:
			Brazos Mutual Funds
	5949 Sherry Lane, Suite 1600
	Dallas, TX 75225

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box, but do not list series or classes): [X]

3.      Investment Company Act File Number:     811-07811

	Securities Act File Number:                     333-14943

4(a).   Last day of fiscal year for which this Form is
filed:
				November 30, 2000

4(b).   Check this box if this notice is being filed late
(i.e., more than 90 days after the end of the issuer's fiscal year). See Instruction A.2.: [ ]

4(c).   Check this box if this is the last time the issuer
will be filing this Form. [ ]

5. Calculation of registration fee:

(i).    Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):  $983,142,714

(ii). Aggregate price of securities redeemed or repurchased during the fiscal year: -$496,627,117



(iii). Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
		$-0-

(iv).   Total available redemption credits [add Items
5(ii)and 5(iii)]:       -$496,627,117

(v).    Net sales - if Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:   $486,515,597

(vi).   Redemption credits available for use in future years
- if Item 5(i) is less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:  $-0-

(vii).  Multiplier for determining registration fee (See
Instruction C.9):       x .000250

(viii). Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):   $121,628.90

6.      Prepaid Shares  -0-

	If the response to Item 5(i)as determined by
deducting an amount of securities that were
registered under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before [effective date of
rescission of rule 24e-2], then report the amount of
securities (number of shares or other units) deducted
here:   -0-

	If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year for which this
form is filed that are available for use by the
issuer in future fiscal years, then state that number
here:   -0-

7.      Interest due - if this Form is being filed more than
90 days after the end of the issuer's fiscal year
(see Instruction D):    N/A



8. Total of the amount of the registration fee due plus
any interest due [Item 5(viii) plus Item 7]:
	$121,628.90

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
February 12, 2001 and February 21, 2001

	Method of Delivery:
			[x] Wire Transfer
			[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                ________________________
			Dan L. Hockenbrough
			President

Date:   February  26, 2001

* Please print the name and title of the signing officer below the signature.



3
X:\FUND_RPT\Brazos Funds\24F_2.doc